ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION - Narrative (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2016	Feb. 29, 2016	Mar. 31, 2014	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Organization And Business Operations [Line Items]
Common limited partner capital (in shares)				72,111,000		42,063,000
Other noncurrent assets | Accounting Standards Update 2015-03
Organization And Business Operations [Line Items]
Deferred loan costs						$ 9.2
Long-term debt | Accounting Standards Update 2015-03
Organization And Business Operations [Line Items]
Deferred loan costs						$ (9.2)
Summit Holdings
Organization And Business Operations [Line Items]
Cumulative percentage ownership in subsidiary				100.00%
Summit Holdings | DFW Midstream
Organization And Business Operations [Line Items]
Cumulative percentage ownership in subsidiary				100.00%
SMP Holdings | Contributed Entities
Organization And Business Operations [Line Items]
Join venture interest		100.00%
SMP Holdings | OGC
Organization And Business Operations [Line Items]
Percentage of ownership interest		40.00%
Drop Down Assets 2016 Acquisition
Organization And Business Operations [Line Items]
Ownership percentage by noncontrolling owners				1.00%	1.00%
Common units | Summit Investments
Organization And Business Operations [Line Items]
Common limited partner capital (in shares)				29,854,581
General Partner
Organization And Business Operations [Line Items]
General partner interest	2.00%		2.00%	2.00%
General Partner | Summit Investments | Summit Midstream Partners, LP
Organization And Business Operations [Line Items]
General partner interest				2.00%